Particulars of Employees (including Directors) (Tables)	6 Months Ended
Dec. 31, 2024
Additional information [abstract]
Schedule of particulars of employees (including directors)

	Six Months Ended December 31
	2024	2024
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,541	10,606
Number of administrative staff	1,250	1,140
Number of management staff	8	9
Total	11,799	11,755